Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [Member]	Share premium [member]	Retained earnings [member]	Reserves [Member]	Attributable to owners of the Controlling Company [Member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2014	₩ 11,783,410	₩ 1,789,079	₩ 2,251,113	₩ 7,455,063	₩ (63,843)	₩ 11,431,412	₩ 351,998
Total comprehensive income (loss) for the year
Profit for the year	1,023,456			966,553		966,553	56,903
Other comprehensive income (loss)
Other comprehensive income (loss)	(20,167)			(84,182)	58,077	(26,105)	5,938
Total comprehensive income (loss) for the year	1,003,289			882,371	58,077	940,448	62,841
Dividends to equity holders	(178,908)			(178,908)		(178,908)
Subsidiaries' dividends distributed to non-controlling interests	(5,743)						(5,743)
Capital contribution from non-controlling interests	102,908						102,908
Ending Balance at Dec. 31, 2015	12,704,956	1,789,079	2,251,113	8,158,526	(5,766)	12,192,952	512,004
Total comprehensive income (loss) for the year
Profit for the year	931,508			906,713		906,713	24,795
Other comprehensive income (loss)
Other comprehensive income (loss)	21,975			117,952	(82,712)	35,240	(13,265)
Total comprehensive income (loss) for the year	953,483			1,024,665	(82,712)	941,953	11,530
Dividends to equity holders	(178,908)			(178,908)		(178,908)
Capital contribution from non-controlling interests	(17,143)						(17,143)
Ending Balance at Dec. 31, 2016	13,462,388	1,789,079	2,251,113	9,004,283	(88,478)	12,955,997	506,391
Total comprehensive income (loss) for the year
Profit for the year	1,937,052			1,802,756		1,802,756	134,296
Other comprehensive income (loss)
Other comprehensive income (loss)	(237,393)			(6,560)	(199,802)	(206,362)	(31,031)
Total comprehensive income (loss) for the year	1,699,659			1,796,196	(199,802)	1,596,394	103,265
Dividends to equity holders	(178,908)			(178,908)		(178,908)
Subsidiaries' dividends distributed to non-controlling interests	(5,929)						(5,929)
Capital contribution from non-controlling interests	4,300						4,300
Ending Balance at Dec. 31, 2017	₩ 14,981,510	₩ 1,789,079	₩ 2,251,113	₩ 10,621,571	₩ (288,280)	₩ 14,373,483	₩ 608,027